Schedule of braskem idesa financing (Details) - BRL (R$) R$ in Thousands		9 Months Ended
		Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Outstanding amount		R$ 33,790,718	R$ 41,732,123
Braskem Idesa borrowings		11,754,840	12,059,238
Braskem Idesa borrowings, current		7,182,416	7,660,128
Braskem Idesa borrowings, non current		4,572,424	4,399,110
Project finance I
IfrsStatementLineItems [Line Items]
Principal amount	[1]	700,000
Outstanding amount	[1]	R$ 409,297
Maturity	[1]	Feb-2027
Charges (% per year)	[1]	Us dollar exchange variation + quarterly Libor + 3.25
Braskem Idesa borrowings	[1]	R$ 2,208,414	2,444,515
Project finance II
IfrsStatementLineItems [Line Items]
Principal amount		210,000
Outstanding amount		R$ 116,960
Maturity		Feb-2027
Charges (% per year)		Us dollar exchange variation + 6.17
Braskem Idesa borrowings		R$ 633,162	690,311
Project finance III
IfrsStatementLineItems [Line Items]
Principal amount		600,000
Outstanding amount		R$ 371,410
Maturity		Feb-2029
Charges (% per year)		Us dollar exchange variation + 4.33
Braskem Idesa borrowings		R$ 2,006,376	2,145,326
Project finance IV
IfrsStatementLineItems [Line Items]
Principal amount		660,000
Outstanding amount		R$ 421,211
Maturity		Feb-2029
Charges (% per year)		Us dollar exchange variation + quarterly Libor + 3.88
Braskem Idesa borrowings		R$ 2,274,470	2,419,920
Project Finance Ten [Member]
IfrsStatementLineItems [Line Items]
Principal amount		2,170,000
Outstanding amount		1,318,878
Braskem Idesa borrowings		7,122,422	7,700,072
Bonds
IfrsStatementLineItems [Line Items]
Principal amount		900,000
Outstanding amount		R$ 900,000
Maturity		nov-2029
Charges (% per year)		Us dollar exchange variation + 7.45
Braskem Idesa borrowings		R$ 4,970,767	4,729,587
Transactions costs
IfrsStatementLineItems [Line Items]
Braskem Idesa borrowings		R$ (338,349)	R$ (370,421)

[1]	Most clients in this group are inactive and the respective accounts are in the process of collection actions in the courts. Clients in this group that are still active buy from Braskem and pay in advance.